Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits balance at beginning of year	$ 221,339	$ 205,171
Gross decreases for tax positions of prior years	(23,282)	(30,055)
Gross increases for current year tax positions	250	46,223
Unrecognized tax benefits balance at end of year	$ 198,307	$ 221,339